CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 132,156,174	$ 193,214,987
Restricted cash	17,969,238	69,907,475
Short-term deposit	32,995,196	72,494,604
Accounts receivable	50,312,892	10,707,125
Inventories	128,758,328	93,222,004
Deferred costs	16,111,647	64,689,930
Deferred tax assets	2,449,719	2,913,678
Prepayment, other receivables and other current assets, net of allowance of $1,611,000 for an other receivable from a 3rd party of $1,673,677 as of December 31, 2011 and 2012	27,671,372	14,333,897
Total current assets	408,424,566	521,483,700
Property and equipment, net	51,339,035	41,526,660
Acquired intangible assets, net	73,088,731	58,370,481
Long-term investments	52,813,361	13,494,327
Deferred tax assets	770,905	819,404
Goodwill	38,907,902	36,208,295
Long-term restricted cash	63,758,651
Indemnification asset	5,567,241	5,567,241
Other long-term assets	5,484,767	3,586,701
Total assets	700,155,159	681,056,809
Current liabilities
Short-term loans and current portion of a long-term loan	14,089,777	111,626,081
Accounts payable	132,683,966	66,092,263
Advances from customers	20,471,917	91,858,115
Accrued expenses and other current liabilities	53,489,499	66,654,190
Income tax payable	13,226,464	19,137,134
Total current liabilities	233,961,623	355,367,783
Long-term loan	70,000,000
Other long-term obligations	5,222,772	5,532,153
Long-term tax liability	5,567,241	5,567,241
Deferred tax liabilities	1,611,875	1,611,875
Total long-term liabilities	82,401,888	12,711,269
Total liabilities	316,363,511	368,079,052
Commitments and contingencies
Shareholders' equity
Ordinary shares, $0.0001 par value, 550,000,000 shares authorized, 149,427,256 and 148,587,121 shares issued as of December 31, 2011 and 2012, respectively	14,859	14,943
Treasury stock (8,444,997 and 5,169,771 ordinary shares at December 31, 2011 and 2012, respectively)	(35,399,981)	(40,106,332)
Additional paid-in capital	240,730,392	249,260,523
Statutory reserve	16,714,871	12,754,349
Accumulated other comprehensive income	13,459,093	11,765,864
Retained earnings	147,876,486	77,223,577
Total Spreadtrum Communications, Inc. shareholders' equity	383,395,720	310,912,924
Non-controlling interests	395,928	2,064,833
Total shareholders' equity	383,791,648	312,977,757
TOTAL LIABILITIES AND SHAREHOLDERS? EQUITY	$ 700,155,159	$ 681,056,809